Offerings	Sep. 02, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	9,807,841
Proposed Maximum Offering Price per Unit	223.23
Maximum Aggregate Offering Price	$ 2,189,404,346.43
Fee Rate	0.01381%
Amount of Registration Fee	$ 302,356.75
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional ordinary shares, par value $0.00005 per share, of the Registrant (“Ordinary Shares”) that become issuable under the 2021 Long-Term Incentive Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant’s outstanding Ordinary Shares.Represents an automatic increase to the number of shares available for issuance under the 2021 Long-Term Incentive Plan.Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and (h) under the Securities Act on the basis of the average of the high and low prices of the Ordinary Shares as reported on the Nasdaq Global Select Market on August 26, 2026.Rounded up to the nearest penny.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	297,379
Proposed Maximum Offering Price per Unit	223.23
Maximum Aggregate Offering Price	$ 66,383,914.17
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,167.62
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional ordinary shares, par value $0.00005 per share, of the Registrant (“Ordinary Shares”) that become issuable under the 2021 Long-Term Incentive Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant’s outstanding Ordinary Shares.Represents shares that were previously registered for issuance under the 2021 Long-Term Incentive Plan and that were subsequently granted pursuant to awards thereunder but that have since been forfeited, canceled, withheld in respect of taxes or otherwise returned to the share reserve of the 2021 Long-Term Incentive Plan in accordance with its terms. Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and (h) under the Securities Act on the basis of the average of the high and low prices of the Ordinary Shares as reported on the Nasdaq Global Select Market on August 26, 2026.Rounded up to the nearest penny.